Share-Based Compensation - Additional information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2021 CNY (¥)	Oct. 31, 2020 CNY (¥) shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 Awards shares	Dec. 31, 2018 ¥ / shares	Oct. 31, 2020 $ / shares
Weighted Average Grant Date Fair Value per Share | ¥ / shares			¥ 0.7		¥ 4.93
Number of option in grants			800,000	800,000	82,665,350
Weighted Average exercise price of grants | ¥ / shares			¥ 0.54		¥ 0.51
Share-based compensation expense			¥ 112,026	$ 16,242	¥ 226,161		¥ 227,828
Reclassified of awards from liability to equity | ¥	¥ 68,567		112,026		¥ 283,291		169,359
Reclassified of awards from liability to equity | ¥			¥ 67,505
Restricted Stock [Member]
Weighted Average Grant Date Fair Value per Share | ¥ / shares									¥ 0.2
No repurchases Occurred					0
Share-based compensation expense | ¥					¥ 36,786		¥ 33,100
Number of unvested restricted shares transferred at par value							3,535,833
Share based compensation expense | ¥							¥ 6,654
Share Option [Member]
Share based compensation expense and capitalized, amount | ¥					¥ 42,154		¥ 25,369
No repurchases Occurred			0	0	0		0
Number of option in grants			0	0	0
Unrecognized Compensation cost | ¥			¥ 250,995
Weighted average period			2 years 1 month 6 days	2 years 1 month 6 days
key management grantee exercise multiple			2.8	2.8
Non-key management grantee exercise multiple			2.2	2.2
Share Option [Member] | 2018 Plan [Member]
Types of Award | Awards								3
Maximum shares available for issuance								62,504,000
Number of Additional shares reserved								321,655,746
Increase in maximum shares available for issuance								384,159,746
Number of option in grants			800,000	800,000	82,665,350
Weighted Average exercise price of grants | (per share)			¥ 0.54	$ 0.08	¥ 0.51	$ 0.08
Total grant date fair value of options vested | ¥			¥ 111,073		¥ 75,347
Share Option [Member] | 2018 Plan [Member] | Maximum [Member]
Share based compensation award vesting period			4 years	4 years
Share Option [Member] | 2018 Plan [Member] | Minimum [Member]
Share based compensation award vesting period			1 year	1 year
Share Option [Member] | 2021 Plan [Member]
Common Stock, Shares, Issued					80,508,501	80,508,501
Percentage of total number of shares issued and outstanding					2.00%
Restricted Stock Units (RSUs) [Member]
Share-based compensation expense | ¥					¥ 16,403		¥ 60,623
Restricted Stock Units (RSUs) [Member] | 2018 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period			112,336,970	112,336,970
Restricted Stock Units (RSUs) [Member] | 2018 Plan [Member] | Maximum [Member]
Share based compensation award vesting period			4 years	4 years
Restricted Stock Units (RSUs) [Member] | 2018 Plan [Member] | Minimum [Member]
Share based compensation award vesting period			1 year	1 year
Restricted Stock Units (RSUs) [Member] | 2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period			0	0
Selected Management [Member] | Restricted Stock [Member]
Grant of shares replacing the option plan		102,762,450
Share Price | $ / shares										$ 0.003
Selected Management [Member] | Share Option [Member]
Share based compensation expense and capitalized, amount | ¥		¥ 26,330
Selected Management [Member] | Restricted Stock Units (RSUs) [Member]
Share based compensation expense and capitalized, amount | ¥		¥ 5,702